UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

PEO AlphaQuest™ Thematic PE ETF Tailored Shareholder Report

Semi-Annual Shareholder Report June 30, 2025 PEO AlphaQuest™ Thematic PE ETF Ticker: LQPE (Listed on NYSE Arca, Inc.)

This Semi-Annual shareholder report contains important information about the PEO AlphaQuest™ Thematic PE ETF (the "Fund") for the period January 27, 2025 to June 30, 2025. You can find additional information about the Fund at www.peoalphaquestetfs.com. You can also request this information by contacting us at 877-977-9971 or by writing to the PEO AlphaQuest™ Thematic PE ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PEO Alphaquest™ Thematic PE ETF	$53	1.29%

Key Fund Statistics

(as of June 30, 2025)

Fund Size (Thousands)	$13,505
Number of Holdings	244
Total Advisory Fee	$68,267
Portfolio Turnover	53%

Sector Breakdown
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of total net assets)

What did the Fund invest in?

(as of June 30, 2025)

Top Ten Holdings	(% of net assets)
Adobe, Inc.	3.0
CVS Health Corp.	2.8
IDEXX Laboratories, Inc.	2.5
Electronic Arts, Inc.	2.5
Verisk Analytics, Inc.	2.5
VeriSign, Inc.	2.4
Dropbox, Inc.	2.3
Centene Corp.	2.1
Fair Isaac Corp.	2.1
Domino's Pizza, Inc.	1.8

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.peoalphaquestetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2025 (Unaudited)

Tidal Trust III

PEO AlphaQuest™ Thematic PE ETF | LQPE | NYSE Arca, Inc.

PEO AlphaQuest™ Thematic PE ETF

PEO AlphaQuest™ Thematic PE ETF

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

COMMON STOCKS - 73.6%	Shares	Value
Banking - 0.3%
Bank of N.T. Butterfield & Son Ltd.	200	$8,856
Merchants Bancorp	308	10,185
Northeast Community Bancorp, Inc.	380	8,833
Pathward Financial, Inc.	106	8,387
		36,261

Consumer Discretionary Products - 2.0%
American Woodmark Corp.	165	8,806
Dream Finders Homes, Inc. - Class A(a)	431	10,831
Ford Motor Co.	5,798	62,908
Forestar Group Inc(a)	475	9,500
General Motors Co.	1,426	70,173
JELD-WEN Holding, Inc.(a)	2,597	10,180
Lennar Corp. - Class B	124	13,051
Masco Corp.	678	43,636
Masterbrand, Inc.(a)	916	10,012
Movado Group, Inc.	534	8,144
Under Armour, Inc. - Class C(a)	1,630	10,579
YETI Holdings, Inc.(a)	325	10,244
		268,064

Consumer Discretionary Services - 3.2%
Domino’s Pizza, Inc.	527	237,466
Global Business Travel Group I(a)	7,436	46,847
Golden Entertainment, Inc.	417	12,272
Graham Holdings Co. - Class B	52	49,201
Lincoln Educational Services Corp	502	11,571
Matthews International Corp.	488	11,668
Medifast, Inc.	1,309	18,392
PROG Holdings, Inc.	334	9,803
Upbound Group, Inc.	1,345	33,760
		430,980

Consumer Staple Products - 1.5%
Altria Group, Inc.	480	28,142
Central Garden & Pet Co.(a)	1,097	38,593
Flowers Foods, Inc.	510	8,150
Hain Celestial Group, Inc.(a)	4,897	7,444
Krispy Kreme, Inc.	3,230	9,399
Molson Coors Beverage Co. - Class B	178	8,560
Perrigo Co. PLC	406	10,848
Philip Morris International, Inc.	440	80,137

The accompanying notes are an integral part of these financial statements.

Seaboard Corp.	4	$11,445
		202,718

Financial Services - 8.3%
AGNC Investment Corp. - REIT	1,078	9,907
ARMOUR Residential REIT, Inc. - REIT	563	9,464
Cohen & Steers, Inc.	123	9,268
Diamond Hill Investment Group, Inc.	71	10,317
Fair Isaac Corp.	154	281,506
Invesco Mortgage Capital, Inc. - REIT	1,345	10,545
MarketAxess Holdings, Inc.	46	10,273
Mastercard, Inc. - Class A	295	165,772
Moody’s Corp.	59	29,594
MSCI, Inc. - Class A	26	14,995
New York Mortgage Trust, Inc. - REIT	1,441	9,655
SEI Investments Co.	116	10,424
State Street Corp.	102	10,847
StoneX Group, Inc.(a)	111	10,116
Verisk Analytics, Inc. - Class A	1,064	331,436
Visa, Inc. - Class A	559	198,473
		1,122,592

Health Care - 11.2%
4D Molecular Therapeutics, Inc.(a)	3,215	11,928
Arvinas, Inc.(a)	1,867	13,741
Avanos Medical, Inc.(a)	1,927	23,587
Axogen, Inc.	1,892	20,528
Azenta, Inc.	448	13,789
Biogen, Inc.(a)	95	11,931
Bio-Rad Laboratories, Inc. - Class A(a)	49	11,825
Castle Biosciences, Inc.(a)	1,222	24,953
Centene Corp.(a)	5,189	281,659
CVS Health Corp.	5,535	381,804
Cytek Biosciences, Inc.(a)	4,519	15,365
Fulgent Genetics, Inc.(a)	1,210	24,055
IDEXX Laboratories, Inc.(a)	627	336,285
Inogen, Inc.(a)	1,647	11,578
Inspire Medical Systems, Inc.(a)	1,258	163,251
iTeos Therapeutics, Inc.(a)	1,335	13,310
Myriad Genetics, Inc.(a)	2,740	14,549
Nkarta, Inc.(a)	7,128	11,833
Pfizer, Inc.	530	12,847
Premier, Inc. - Class A	3,417	74,935
Tactile Systems Technology, Inc.(a)	973	9,866
Vanda Pharmaceuticals, Inc.(a)	2,810	13,263
Viatris, Inc.	1,391	12,422
		1,509,304

Industrial Products - 2.2%
AerSale Corp(a)	1,631	9,802
Astec Industries, Inc.	242	10,089

The accompanying notes are an integral part of these financial statements.

Energy Recovery, Inc.(a)	771	$9,853
Greenbrier Cos., Inc.	215	9,901
Hyster-Yale, Inc. - Class A	205	8,155
Illinois Tool Works, Inc.	926	228,954
Kennametal, Inc.	422	9,689
Wabash National Corp.	1,036	11,013
		297,456

Industrial Services - 6.9%
ADT, Inc.	12,157	102,970
Cross Country Healthcare, Inc.(a)	1,362	17,774
Ennis, Inc.	1,359	24,652
Fastenal Co.	3,630	152,460
Global Industrial Co.	393	10,615
H&R Block, Inc.	2,061	113,128
Kelly Services, Inc. - Class A	1,647	19,286
Kforce, Inc.	964	39,649
ManpowerGroup, Inc.	2,392	96,637
MRC Global, Inc.(a)	683	9,364
MSC Industrial Direct Co., Inc.	176	14,964
National Research Corp.	950	15,960
Old Dominion Freight Line, Inc.	342	55,507
Rush Enterprises, Inc. - Class A	162	8,345
Ryder System, Inc.	68	10,812
Schneider National, Inc. - Class B	335	8,090
Southwest Airlines Co.	927	30,072
TEEKAY Corp. Ltd.	1,174	9,685
TrueBlue, Inc.(a)	1,723	11,165
U-Haul Holding Co.	155	9,387
World Kinect Corp.	381	10,801
WW Grainger, Inc.	153	159,157
		930,480

Insurance - 2.9%
Ambac Financial Group, Inc.(a)	1,242	8,818
Aon PLC - Class A	212	75,633
Goosehead Insurance, Inc. - Class A	89	9,390
Hamilton Insurance Group Ltd - Class B(a)	475	10,270
Marsh & McLennan Cos., Inc.	486	106,259
Progressive Corp.	574	153,178
Willis Towers Watson PLC	98	30,037
		393,585

Materials - 3.2%
AdvanSix, Inc.	411	9,761
A-Mark Precious Metals, Inc.	577	12,798
Apogee Enterprises, Inc.	244	9,906
Boise Cascade Co.	120	10,418
CF Industries Holdings, Inc.	382	35,144
Clearwater Paper Corp.(a)	306	8,336
Greif, Inc. - Class A	178	11,568

The accompanying notes are an integral part of these financial statements.

Louisiana-Pacific Corp.	164	$14,102
Myers Industries, Inc.	854	12,375
Peabody Energy Corp.	708	9,501
Reliance, Inc.	123	38,610
RPM International, Inc.	303	33,282
Ryerson Holding Corp.	475	10,246
Sherwin-Williams Co.	590	202,582
Southern Copper Corp.	0	10
SSR Mining, Inc.	932	11,874
		430,513

Media - 7.8%
Electronic Arts, Inc.	2,085	332,974
Eventbrite, Inc. - Class A(a)	4,483	11,790
IAC, Inc.(a)	1,537	57,392
Liberty Broadband Corp. - Class A(a)	385	37,661
Liberty Global Ltd. - Class A(a)	4,469	44,735
Liberty Global Ltd. - Class C(a)	4,089	42,158
News Corp. - Class B	3,931	134,873
Nextdoor Holdings, Inc. - Class A(a)	6,916	11,480
Scholastic Corp.	562	11,791
VeriSign, Inc.	1,131	326,633
Yelp, Inc. - Class A(a)	1,335	45,750
		1,057,237

Oil & Gas - 0.6%
Amplify Energy Corp	3,675	11,760
Chord Energy Corp	104	10,072
DNOW, Inc.(a)	682	10,114
EOG Resources, Inc.	87	10,406
Murphy Oil Corp.	458	10,305
Ring Energy, Inc.(a)	12,046	9,565
VAALCO Energy, Inc.	2,890	10,433
		72,655

Real Estate - 0.4%
Alexander & Baldwin, Inc. - REIT	615	10,965
Diversified Healthcare Trust - REIT	2,931	10,493
Kilroy Realty Corp. - REIT	287	9,847
Lamar Advertising Co. - Class A - REIT	79	9,587
Rayonier, Inc. - REIT	393	8,717
RMR Group, Inc. - Class A	551	9,009
		58,618

Retail & Wholesale - Discretionary - 4.8%
1-800-Flowers.com, Inc. - Class A(a)	2,180	10,726
Builders FirstSource, Inc.(a)	360	42,008
Caleres, Inc.	728	8,896
Etsy, Inc.(a)	2,421	121,437
Ferguson Enterprises, Inc.	634	138,053
G-III Apparel Group Ltd.(a)	357	7,997

The accompanying notes are an integral part of these financial statements.

GMS, Inc.(a)	116	$12,615
Lululemon Athletica, Inc.(a)	441	104,773
ODP Corp.	669	12,129
OPENLANE, Inc.	5,508	134,671
ScanSource, Inc.(a)	248	10,369
ThredUp, Inc. - Class A(a)	2,276	17,047
Winmark Corp.	82	30,964
		651,685

Retail & Wholesale - Staples - 0.8%
Albertsons Cos., Inc. - Class A	4,585	98,623
Ingles Markets, Inc. - Class A	162	10,268
		108,891

Software & Tech Services - 15.0%
Adobe, Inc.	1,035	400,421
Appian Corp. - Class A(a)	3,185	95,104
ASGN, Inc., ADR(a)	3,239	161,723
Clear Secure, Inc. - Class A	6,789	188,463
Conduent, Inc.(a)	8,477	22,379
Definitive Healthcare Corp - Class A(a)	4,416	17,222
Domo, Inc. - Class B(a)	2,761	38,571
Dropbox, Inc. - Class A(a)	10,725	306,735
DXC Technology Co.	13,379	204,565
I3 Verticals, Inc. - Class A(a)	1,896	52,102
IBEX Holdings Ltd.(a)	691	20,108
Insight Enterprises, Inc.(a)	119	16,432
RingCentral, Inc. - Class A(a)	6,032	171,007
Sprinklr, Inc. - Class A(a)	10,498	88,813
Teradata Corp.(a)	7,082	158,000
Yext, Inc.(a)	9,361	79,569
		2,021,214

Tech Hardware & Semiconductors - 2.3%
ACM Research, Inc. - Class A(a)	373	9,660
Arrow Electronics, Inc.	192	24,467
Avnet, Inc.	292	15,499
Cricut, Inc. - Class A	1,838	12,443
HP, Inc.	3,432	83,947
NetApp, Inc.	741	78,953
Photronics, Inc.(a)	378	7,118
TD SYNNEX Corp.	310	42,067
Xerox Holdings Corp.	1,872	9,865
Xperi, Inc.(a)	3,321	26,269
		310,289

Utilities - 0.2%
Brookfield Renewable Corp. - Class A	302	9,900
Clearway Energy, Inc. - Class A	317	9,592

The accompanying notes are an integral part of these financial statements.

National Fuel Gas Co.	103	$8,725
		28,217

TOTAL COMMON STOCKS (Cost $10,199,924)		9,930,758

SHORT-TERM INVESTMENTS - 16.4%
Money Market Funds - 16.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.25%(b)	2,218,074	2,218,074

TOTAL SHORT-TERM INVESTMENTS (Cost $2,218,074)		2,218,074

TOTAL INVESTMENTS - 90.0% (Cost $12,417,998)		$12,148,832
Other Assets in Excess of Liabilities - 10.0%		1,356,510
TOTAL NET ASSETS - 100.0%		$13,505,342

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

PEO AlphaQuest™ Thematic PE ETF

Consolidated Schedule of Futures Contracts

June 30, 2025 (Unaudited)

FUTURES CONTRACTS - 1.6%

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
3 Month Euribor	2	12/14/26	$575,772	$175
3 Month Euribor	3	09/14/26	864,230	(338)
3 Month Euribor	1	03/13/28	286,815	(220)
3 Month Euribor	2	03/15/27	575,361	29
3 Month Euribor	1	12/13/27	287,020	(235)
3 Month Euribor	1	09/13/27	287,240	264
3 Month Euribor	2	06/14/27	574,921	(279)
3 Month Euribor	1	09/18/28	286,477	(118)
3-Month Secured Overnight Financing Rate	3	12/14/27	726,337	2,203
3-Month Secured Overnight Financing Rate	5	09/14/27	1,211,312	3,590
3-Month Secured Overnight Financing Rate	7	03/16/27	1,696,975	6,040
3-Month Secured Overnight Financing Rate	11	12/15/26	2,665,713	8,176
3-Month Secured Overnight Financing Rate	2	03/14/28	483,925	1,168
3-Month Secured Overnight Financing Rate	2	06/20/28	483,650	956
3-Month Secured Overnight Financing Rate	1	12/19/28	241,575	259
3-Month Secured Overnight Financing Rate	6	06/15/27	1,454,325	4,755
3-Month Secured Overnight Financing Rate	2	09/19/28	483,375	831
3-Month Sterling Overnight Index Average	1	03/16/27	330,991	479
3-Month Sterling Overnight Index Average	1	12/15/26	331,008	325
3-Month Sterling Overnight Index Average	1	06/15/27	330,888	462
Australian Government 10 Year Bonds	4	09/15/25	300,463	1,492
Brent Crude Oil(a)	5	07/31/25	333,700	(7,764)
Brent Crude Oil(a)	2	08/29/25	131,720	(3,536)
British Pound/U.S. Dollar Cross Currency Rate	12	09/15/25	1,029,375	10,682
Canadian Dollar/U.S. Dollar Cross Currency Rate	10	09/16/25	736,800	(4,827)
Copper(a)	1	09/26/25	127,063	3,309
Crude Oil(a)	1	08/20/25	63,850	(454)
Crude Oil(a)	8	07/22/25	520,880	(62,588)
Crude Soybean Oil(a)	1	08/14/25	31,590	14
Euro/U.S. Dollar Cross Currency Rate	13	09/15/25	1,923,350	35,947
FTSE China A50 Index	2	07/30/25	26,776	(415)
German 5 Year Government Bonds	3	09/08/25	414,415	(118)
Gold(a)	2	08/27/25	661,540	(1,967)
Italian 10 Year Government Bonds	3	09/08/25	426,106	527
Japanese Yen/U.S. Dollar Cross Currency Rate	5	09/15/25	$437,156	(987)
Long Gilt	2	09/26/25	254,968	1,232
Low Sulphur Gas Oil(a)	1	08/12/25	66,100	72

The accompanying notes are an integral part of these financial statements.

Low Sulphur Gas Oil(a)	1	09/11/25	65,300	$(28)
Mexican Peso/U.S. Dollar Cross Currency Rate	8	09/15/25	211,600	2,691
NY Harbor Ultra-Low Sulfur Diesel(a)	1	07/31/25	95,605	(8,131)
S&P 500 Index	18	09/19/25	5,628,375	197,496
Silver(a)	1	09/26/25	180,860	(2,829)
Swiss Franc/U.S. Dollar Cross Currency Rate	2	09/15/25	318,163	6,655
U.S. Treasury 10 Year Notes	41	09/19/25	4,597,125	13,228
U.S. Treasury 5 Year Notes	32	09/30/25	3,488,000	11,790
Ultra 10-Year U.S. Treasury Notes	5	09/19/25	571,328	2,017
				222,030

				Value /
				Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(7)	09/15/25	(461,265)	(5,485)
Canadian 10 Year Government Bonds	(2)	09/18/25	(178,820)	(838)
Corn(a)	(2)	12/12/25	(42,550)	817
Corn(a)	(1)	03/13/26	(22,050)	(154)
German 10 Year Government Bonds	(1)	09/08/25	(152,776)	1,080
German 30 Year Government Bonds	(1)	09/08/25	(139,383)	2,699
Soybean Meal(a)	(1)	08/14/25	(27,580)	436
Soybeans(a)	(1)	11/14/25	(51,350)	1,696
U.S. Dollar Index	(1)	09/15/25	(96,493)	1,648
U.S. Treasury Long Bonds	(1)	09/19/25	(115,469)	(3,316)
U.S. Treasury Ultra Bonds	(1)	09/19/25	(119,125)	(3,816)
				(5,233)

Net Unrealized Appreciation (Depreciation)				216,797

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of the investment is a holding of the PEO Quest Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	PEO AlphaQuest Thematic PE ETF
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value (cost $12,417,998) (Note 2)	$12,148,832
Deposit at broker for futures	1,495,236
Dividends and interest receivables	15,268
Cash	65,900
Restricted cash	215
Total assets	13,725,451

LIABILITIES:
Payable to Custodian foreign currency, at value (Proceeds $197,180) (Note 2)	206,426
Payable to adviser (Note 4)	13,683
Total liabilities	220,109
NET ASSETS	$13,505,342

NET ASSETS CONSISTS OF:
Paid-in capital	$14,439,940
Total distributable earnings/(accumulated losses)	(934,598)
TOTAL NET ASSETS	$13,505,342

Net assets	$13,505,342
Shares issued and outstanding(a)	725,000
Net asset value per share	$18.63

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS	PEO AlphaQuest Thematic PE ETF
For the Period Ended June 30, 2025 (Unaudited)(a)

INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $103,890)	$60,172
Interest income	40,990
Total investment income	101,162

EXPENSES:
Investment advisory fee (Note 4)	68,267
Broker interest expense	2,117
Total expenses	70,384
NET INVESTMENT INCOME (LOSS)	30,778

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments(b)	(191,416)
Futures	(708,370)
Foreign currency	(3,974)
Net realized gain (loss)	(903,760)
Net change in unrealized appreciation (depreciation) on:
Investments	(269,166)
Futures	216,797
Foreign currency	(9,247)
Net change in unrealized appreciation (depreciation)	(61,616)

Net realized and unrealized gain (loss)	(965,376)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(934,598)

(a) Inception date for the Fund was January 27, 2025.

(b) Includes realized gain (loss) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	PEO AlphaQuest Thematic PE ETF

Period Ended
June 30, 2025(a)
(Unaudited)
OPERATIONS:
Net investment income (loss)	$30,778
Net realized gain (loss)	(903,760)
Net change in unrealized appreciation (depreciation)	(61,616)
Net increase (decrease) in net assets resulting from operations	(934,598)

CAPITAL TRANSACTIONS:
Subscriptions	14,900,063
Redemptions	(460,123)
Net increase (decrease) in net assets from capital transactions	14,439,940

NET INCREASE (DECREASE) IN NET ASSETS	13,505,342

NET ASSETS:
Beginning of period	-
End of period	$13,505,342

SHARES TRANSACTIONS
Subscriptions	750,000
Redemptions	(25,000)
Total increase (decrease) in shares outstanding	725,000

(a)	Inception date for the Fund was January 27, 2025.
(b)	Includes realized gain (loss) as a result of in-kind redemptions, if applicable. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each year

PEO AlphaQuest Thematic
PE ETF
Period ended
June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	(1.41)
Total from investment operations	(1.37)

Net asset value, end of period	$18.63

TOTAL RETURN(d)	10.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$13,505
Ratio of expenses to average net assets(e)	1.29%
Ratio of dividend and interest expense to average net assets(e)	0.04%
Ratio of operational expenses to average net assets excluding dividend and interest expense(e)	1.25%
Ratio of net investment income to average net assets(e)	0.56%
Portfolio turnover rate(d)(f)	53%

(a) Inception date for the Fund was January 27, 2025.

(b) Calculated using average shares outstanding method.

(c)  Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

June 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

The PEO AlphaQuest™ Thematic PE ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”) . The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. PEO Partners, LLC (“PEO” or a “Sub-Adviser”) and AlphaQuest LLC (“AlphaQuest” or a “Sub-Adviser”) (collectively the “Sub-Advisers”), serve as investment sub-advisers to the Fund. AlphaQuest also serves as futures trading advisor to the Fund’s Cayman Subsidiary (the “Subsidiary”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on January 27, 2025.

The primary investment objective of the Fund is to seek long-term capital appreciation consistent with preservation of capital. The Fund’s secondary investment objective is current income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the- counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Notes to Financial Statements

June 30, 2025 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

PEO AlphaQuest™ Thematic PE ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$9,930,758	$–	$–	$9,930,758
Money Market Funds	2,218,074	–	–	2,218,074
Total Investments	$12,148,832	$–	$–	$12,148,832
Assets:
Other Financial Instruments:(a)
Futures Contracts	325,240	–	–	325,240
Total Other Financial Instruments	$325,240	$–	$–	$325,240
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(108,443)	–	–	(108,443)
Total Other Financial Instruments	$(108,443)	$–	$–	$(108,443)

(a)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Notes to Financial Statements

June 30, 2025 (Unaudited)

Derivative Instruments - The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average net notional value of futures contracts outstanding during the period ended June 30, 2025 were:

	Average Contracts	Average Notional Amount
Futures Contracts	225	$79,273

Consolidated Statement of Assets & Liabilities

Fair value of derivative instruments as of June 30, 2025:

	Asset Derivatives as of June 30, 2025		Liability Derivatives as of June 30, 2025
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
Commodities Risk		$6,343		$87,450
Equities Risk		197,496		415
Foreign Exchange		57,622		11,299
Currencies Risk
Interest Rate Risk		63,778		9,278
Total Futures Contracts		$325,240		$108,443

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended June 30, 2025:

		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
	Location of Gain (Loss)	Derivatives	(Depreciation) on
	on Derivatives	Recognized in	Derivatives Recognized in
Instrument	Recognized in Income	Income	Income
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts
Commodities Risk		$(182,909)	$(81,107)
Equities Risk		(205,906)	197,081
Foreign Exchange Currencies Risk		(63,909)	46,323
Interest Rate Risk		(255,646)	54,500
Total Futures Contracts		$(708,370)	$216,797

Notes to Financial Statements

June 30, 2025 (Unaudited)

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Deposits at Broker for Futures - Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Basis for Consolidation for the Fund - The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund and its Subsidiary. The financial statements of the Subsidiary is consolidated with the Fund’s financial statements. The Fund had $173,306, or 1.3% of its net assets invested in the Subsidiary as of June 30, 2025.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of June 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax

Notes to Financial Statements

June 30, 2025 (Unaudited)

benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2 above) is a controlled foreign corporation not subject to Cayman Islands or U.S. income taxes. As a wholly-owned foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock

Notes to Financial Statements

June 30, 2025 (Unaudited)

market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Agricultural Commodities Risk. The prices of agricultural commodities are subject to the risks affecting

Notes to Financial Statements

June 30, 2025 (Unaudited)

supply and demand, including, without limitation, climatic conditions, transportation difficulties, natural disasters, and other events that affect the availability of agricultural staples in certain models. Agricultural markets tend to be less liquid than other financial markets, increasing the risk of a limited group of investors materially affecting prices.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to- day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 1.25% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Advisers to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended June 30, 2025 are disclosed in the Consolidated Statement of Operations.

The Sub-Advisers serve as investment sub-advisers to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Fund (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, PEO is responsible for the day-to-day management of the Fund’s Equity Strategy, subject to the supervision of the Adviser and the Board. AlphaQuest is responsible for the day-to-day management of the Fund’s Derivatives Strategy, including those instruments traded through the Subsidiary, subject to the supervision of the Adviser and the Board. These services include trading portfolio securities and financial instruments for the Fund and Subsidiary, including selecting broker-dealers to execute purchase and sale transactions. AlphaQuest also serves as futures trading advisor to the Subsidiary, pursuant to a futures trading agreement among the Adviser and AlphaQuest. AlphaQuest does not receive additional compensation for services to the Subsidiary. The Sub-Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.06% and 0.04% of the Fund’s average daily net assets for PEO and AlphaQuest, respectively. The Sub-Advisers have agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub- Advisers and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Advisers a corresponding share of profits,

Notes to Financial Statements

June 30, 2025 (Unaudited)

if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b- 1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Notes to Financial Statements

June 30, 2025 (Unaudited)

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$7,308,506	$5,069,906

For the period ended June 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended June 30, 2025, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales	Realized Gain (Loss)
$8,582,333	$ -	$ -

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended June 30, 2025. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. The Fund did not have any distributions for the period ended June 30, 2025.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In

Notes to Financial Statements

June 30, 2025 (Unaudited)

addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Advisers will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 15, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

•	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the PEO AlphaQuest Liquid PE Replication ETF (the “PEO AlphaQuest”),
•	an Advisory Agreement between the Adviser and the PEO AlphaQuest Cayman Subsidiary;
•	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement and together with the Advisory Agreements and Futures Trading Sub-Advisory Agreement (defined below), the “Agreements”) between the Adviser and PEO Partners (“PEO”) with respect to the PEO AlphaQuest;
•	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement and together with the Advisory Agreements, the “Agreements”) between the Adviser and AlphaQuest Partners (“AlphaQuest”) with respect to the PEO AlphaQuest;
•	a Futures Trading Sub-Advisory Agreement between the Adviser and AlphaQuest with respect to the PEO AlphaQuest Cayman Subsidiary; and

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and each Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Advisers from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Advisers and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on January 15, 2025. Among other things, each of the Adviser and Sub-Advisers provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Advisers’ operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers; the Board reviewed the Adviser’s and Sub-Advisers’ compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Advisers working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Advisers, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub Sub-Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board did note that neither the Adviser nor Sub-Adviser receive any additional compensation for serving as investment adviser and futures trading sub-adviser, respectively, to the PEO AlphaQuest Cayman Subsidiary.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieves asset growth.

The Board also reviewed the proposed sub-advisory fee paid to each Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and each Sub-Adviser given the work performed by each firm. The Board also considered that the Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Advisers is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Advisers. For these reasons, the Trustees determined that the profitability to the Sub-Advisers from respective relationships with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Advisers will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 8, 2025